9/30/2000
 Securities
Holding Report






Voting
Managers
Name
Class
Cusip
Value
Shares
Authority
Discretion
EMC Corp
com
268648102
      10,283,822
103746
sole
103746
Phone.com
com
71920Q100
        9,614,379
84615
sole
84615
Corning Inc
com
219350105
        9,499,545
31985
sole
31985
Cisco System
com
17275R102
        8,396,453
151972
sole
151972
Intel Corp
com
458140100
        7,820,649
188166
sole
188166
Home Depot
com
437076102
        7,222,867
136120
sole
136120
Medtronic
com
585055106
        6,939,766
133940
sole
133940
Microsoft
com
594918104
        6,703,976
111154
sole
111154
Sealed Air Corp
com
81211K100
        6,614,418
146175
sole
146175
Adobe Systems
com
00724F101
        5,916,577
38110
sole
38110
Wireless Facilities
com
97653A103
        3,441,347
59655
sole
59655
Apple Computer
com
37833100
        3,315,441
128755
sole
128756
General Electric
com
369604103
        3,268,919
56666
sole
56666
America Online
com
02364J104
        3,195,975
59460
sole
59460
Network Appliance
com
64120L104
        2,578,070
20240
sole
20240
Solectron Corp
com
8341082107
        2,482,216
53815
sole
53815
Ciena Corp
com
171779101
        2,200,186
17915
sole
17915
El Paso Energy
com
283905107
        2,150,096
34890
sole
34890
Veritas Software corp
com
923436109
        2,140,792
15076
sole
15076
JDS Uniphase
com
46612J101
        1,924,523
20325
sole
20325
Merck and Co
com
589331107
        1,731,192
23257
sole
23257
Broadcom Corp
com
111320107
        1,691,625
6940
sole
6940
Amdocs Ltd.
com
G02602103
        1,481,094
23745
sole
23745
RF Micro Devices
com
749941100
        1,328,960
41530
sole
41530
Yahoo! Inc
com
984332106
        1,303,120
14320
sole
14320

Total

113,246,017